Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Particulars of Other Long-Term Liabilities

Other long-term liabilities consist of:

	2015	2014
Long-term portion of fair value of hedges [note 23]	$152	$80
Long-term portion of income taxes payable	131	144
Asset retirement obligation	26	26
Long-term lease inducements	19	24
Deferred revenue	3	4

	$331	$278